REVENUE (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Schedule of revenue by type

For the years ended December 31	2024	2023
Gold sales
Spot market sales	$11,268	$9,973
Concentrate sales	536	367
Provisional pricing adjustments	16	10
	$11,820	$10,350
Copper sales
Copper concentrate sales	$871	$786
Provisional pricing adjustments	(16)	9
	$855	$795
Other sales[1]	$247	$252
Total	$12,922	$11,397
[1]Revenues from the sale of by-products from our gold and copper mines.

Schedule of provisional metal sales	Our exposure at December 31, 2024 to the impact of future movements in market commodity prices for provisionally priced sales is set out in the following table:

	Volumes subject to final pricing Copper (millions) Gold (000s)		Impact on net income before taxation of 10% movement in market price
As at December 31	2024	2023	2024	2023
Copper pounds[1]	63	61	$25	$23
Gold ounces	48	50	13	10
[1]Amounts in thousands of tonnes: 2024: 28; 2023: 28.